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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-4915

DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)
55 East Monroe Street, Chicago, Illinois	60603

(Address of principal executive offices)	(Zip code)

Nathan I. Partain	John R. Sagan
DNP Select Income Fund Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant's telephone number, including area code:      (312) 368-5510
Date of fiscal year end:      December 31
Date of reporting period:      December 31, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders follows.

Dear Fellow Shareholders:

     Performance Review: Consistent with its primary objective of current income, the Fund declared twelve monthly dividends of 6.5 cents per share during 2005. The Fund also included an additional one-half cent per share in the final dividend of the year (a 7 cent per share dividend paid in January 2006). This was the fourteenth “extra” dividend in the last eighteen years. Please refer to the portion of this letter captioned “Board of Directors Meeting” for more information about the Fund’s dividends.

     The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.51% common stock dividend yield based on the December 30, 2005, closing price of $10.39 per share. That yield compares favorably with the year-end yields of 3.18% on the Dow Jones Utility Index and 3.33% on the S&P Utilities Index.

     Your Fund had a total return (income plus change in market price) of –6.2% for the year ended December 31, 2005. In comparison, the S&P Utilities Index had a total return of 16.8% . A composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 13.8% .

     On a longer-term basis, as of December 31, 2005, your Fund had a five -year cumulative total return of 45.4% . In comparison, the S&P Utilities Index had a total return during that period of –10.7%, while a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of –1.0%.

     Why was the Fund’s performance different from the S&P Utilities Index last year? One reason for the divergence is a consequence of the Fund’s focus on income. Your Fund’s primary investment objectives are current income and long-term growth of income. Therefore, the Fund’s yield relative to other types of fixed-income investments plays an important role in investor demand for Fund shares and in setting its market price. This means your Fund’s share price is affected by the interest rate environment and the fixed income markets. From mid-year 2004 through January 2006, the Federal Reserve (Fed) has raised short-term rates 14 times. These increases have had the effect of increasing the yield available on 1-month Treasury Bills, for example, from a multi-decade low of just less than 1% to over 4%. This, in turn, raises the attractiveness of shorter-term yields relative to longer-term yields and investor expectations for further increases in rates. Utility equities with higher yields, and to some extent the Fund itself, are viewed by many investors as having longer-term yield characteristics. Although the yield of your Fund remains well above many alternative investments, rising interest rates on fixed income vehicles tends to reduce the linkage between Fund performance and the Utilities Index. Our outlook for Fed policy and interest rates can be found in the section below.

     Another reason your Fund has performed differently from the S&P Utilities Index during the past year is related to energy prices, particularly natural gas. The interaction of supply and demand conditions has led to a sharp rise in the price of natural gas. Supply is less abundant due to declining conventional gas reserves and production, as well as interruptions in the flow of gas out of the Gulf of Mexico after hurricanes Katrina and Rita. At the same time, demand has risen due to higher usage of gas in the generation of electricity for residential use and industrial production. In turn, high commodity prices have driven up electricity prices, which benefits those utilities that have excess low-cost coal and nuclear capacity or own uncommitted generating capacity that can be sold into the current high-priced unregulated wholesale market. Cyclical growth investors have gravitated to these commodity-exposed, unregulated utility companies, providing those companies greater share price gains than a typical dividend-paying, regulated utility. Commodity prices have had similar impacts in the past, for example in 2000, when higher commodity prices and other factors benefited the equities of utilities involved in unregulated generation and power trading, while higher-yielding distribution utilities lagged.

     Most utilities with significant exposure to high commodity prices pay lower than average or no dividends. Your Fund managers view commodity-sensitive companies as a very cyclical component of the utility sector that in the current environment is enjoying peak earnings that may not be sustainable and do not represent high-quality earnings available for dividends. For this reason, the Fund has steered away from companies that are exposed to volatile commodity prices. However, those companies are well-represented in the S&P Utilities Index, which is a further reason for the divergence between the Fund and the Index.

     The Economic Environment and Expectations: The U.S. economy continued its multi-year string of solid economic growth during 2005. Gross Domestic Product over the four quarters averaged 3.1% —below the pace of 2004, but above the long-term average. Corporate profits continued to expand at a robust pace, a strong housing market enhanced the net worth of individuals, and the employment situation was sound and inspired consumer confidence.

     Strong economic fundamentals did not translate into high capital market returns, however. The S&P 500 had a total return of only 4.9% and the Merrill Lynch Domestic Master Bond Index only 2.6% . One factor affecting returns was a concern on the part of investors that the regional impact of hurricanes and high energy prices might curtail the ability of consumers to continue spending on other goods and services, thus slowing the national economy. In addition, investors had to consider the potential negative effects of geopolitical turmoil and expanding budget and trade deficits.

     Probably the biggest worry for investors was the Fed’s ongoing actions to remove the stimulative monetary policy that prevailed from 2001 to mid-2004. Although the most recent monetary policy action was widely anticipated, investors were anxious to see whether the language accompanying the rate increase would suggest a change in the outlook for further Fed action on interest rates. The statement did include significant changes but made it clear that “some further measured policy firming was likely.” Differences from prior release language, however, indicate that the Fed feels the tightening cycle is mature and that future actions will be dependent on upcoming inflation data. The source of inflation, according to the Fed, could be elevated energy prices and high resource utilization. In other words, the Fed is concerned that the economy is operating near full capacity, which puts upward pressure on input prices. The Fed’s approach to controlling inflation is to slow economic activity by increasing its cost through higher interest rates.

     Fed policy actions affect the shape as well as the level of the Treasury yield curve—the graphical representation of interest rates on government obligations of increasingly longer maturity. Under “normal” conditions the yield curve is upward-sloping—longer maturity investments earn higher yields. Upward-sloping yield curves are sometimes explained by the “investor preference” or “bond risk premium” theory. Investors require a higher return on longer maturities because they are more volatile in price and have more liquidity risk.

     The investor preference explanation of yield curve shape is intuitively appealing; it is only a small step further to consider whether the yield curve might represent a specific forecast for interest rates. For example, a rational investor who desires to invest his funds for two years might forego 2% annual interest on a two-year note but accept 1% for one year if he expected that after one year he could reinvest for the subsequent year at 3% or higher. This is sometimes referred to as the “pure expectations” theory of yield curve shape. This approach implies that when the yield curve is upward-sloping, investors expect rates to rise by a specific amount in the future. Likewise, when the yield curve takes the relatively infrequent downward-sloping or inverted shape, investors expect rates to fall. Finally, when the yield curve is flat, investors anticipate rates will not change in the future.

     A great deal of research has shown that the shape of the yield curve is a very poor tool for forecasting specific future interest rates. However, research also shows that there is a strong relationship between an inverted yield curve and future economic growth. Every recession since 1960 has been preceded by an inverted yield curve. As of January 23, 2006, the yield curve was very flat. The three-month Treasury bill, 2-year Treasury note, and 10-year Treasury note all had a 4.35% yield. During the 1990’s there were two times when the yield curve became very flat but did not invert, and economic activity continued without pause.

     Your Fund managers believe that the Fed’s monetary tightening cycle will likely draw to a close near mid-year and, although the yield curve is flying warning flags, we do not believe there is a recession on the horizon. Some utilities may be behaving like cyclical growth stocks due to high energy prices but, more importantly, we expect selected traditional regulated utilities to consistently pay and grow their dividends in almost any economic environment. It is from the latter group that stocks will be selected for your Fund.

     At the February Board meeting each year, the Fund’s analysts present utility and REIT industry trends and outlooks. A review of specific issues affecting those industries based on those presentations will appear in our next quarterly letter to you. The graph below is a presentation of your Fund’s investments summarized by sector as of December 30, 2005.

DNP SELECT INCOME FUND INC.
SECTOR ALLOCATION*
December 31, 2005

*	Sector allocation is based on total investments rather than total net assets applicable to common stock and includes securities purchased with the cash collateral for securities loaned.

     Board of Directors Meeting: At the regular December 2005 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date

7.0	December 30	January 10
6.5	January 31	February 10
6.5	February 28	March 10

     At the regular February 2006 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date

6.5	March 31	April 10
6.5	April 28	May 10
6.5	May 31	June 12

     The determination of the character of all Fund distributions (specifying which portion is ordinary income, qualifying dividend income, short or long term capital gains, or return of capital) is made each year-end and is reported to shareholders on Form 1099-DIV, which is mailed every year in late January or early February.

     Your Fund’s Form 1099-DIV was mailed in early February. All companies, including mutual fund companies, send Form 1099s to investors to furnish certain information necessary to prepare their tax returns. A Form 1099 includes many items of information, such as ordinary dividends, capital gains, qualified dividends, non-taxable distributions, federal income tax withheld, foreign tax paid and foreign source income, if any. The calculations underlying the form have become quite complex and need to be completely accurate.

     Because a mutual fund is a company that invests in other companies, it can only produce its 1099s after it receives tax information from all of the companies in which it invests. Since the same January 31st deadline for sending out 1099s applies to all companies, unless every company in which the Fund invests sends us its tax information early, we cannot send an accurate form to you by January 31st. This year, because of the timing of the tax information received by the Fund, your Fund managers were unable to send you a complete 1099 by January 31st. We were faced with the choice of mailing you an incomplete 1099 by January 31st and then mailing a corrected 1099 later, or filing for an extension with the IRS and mailing you a single accurate 1099 as soon as it was ready. Your Fund managers, feeling that you would prefer receiving a completely accurate form, took the latter approach. We apologize for any inconvenience the delay might have caused.

     At the February 2006 meeting, the Board reviewed the Fund’s dividend policy and reaffirmed the current 6.5 cents per share per month dividend rate. Interest rates remain historically low, despite recent Federal Reserve actions, and utility common stock dividends are well below their long-term average. Since 2004, the Fund has made increased use of realized gains to supplement its investment income and has reduced its use of short-term trading strategies designed to capture dividend income. Until the Fund utilizes all of its tax loss carryforwards, realized gains distributed to shareholders are treated as ordinary income for tax purposes.

     In recent years, we have mentioned the possibility that a portion of the Fund’s common stock distributions might be characterized as return of capital distributions rather than ordinary dividend income for tax purposes.

Mutual funds sometimes make dividend payments that do not represent either investment earnings or capital gains. When you receive this type of distribution, you are considered to be getting back some of the money you invested. That is why these payments are called return of capital distributions. Many investors, and the IRS, also refer to return of capital distributions as nontaxable distributions because they are nontaxable. Return of capital distributions appear in box 3 of Form 1099-DIV, labeled “Nontaxable distributions.” During fiscal year 2005, the Fund made a small return of capital.

     When you receive a return of capital, you are getting some of your investment back, so the cost basis of your shares goes down. Your cost basis is important because it is a measure of how much you have invested in your shares and it is used to measure how much gain or loss you have if you sell shares. Typically, a cost basis adjustment is made by taking the amount in box 3 of Form 1099-DIV and subtracting that amount from the total cost basis of your shares. Since every shareholder situation is unique you should contact a tax consultant with questions.

     Automatic Dividend Reinvestment Plan and Direct Deposit Service—The Fund has a dividend reinvestment plan available as a benefit to all registered shareholders and also offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. These services are offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com). Information on these services is also available on the Fund’s web site at the address noted below.

     Visit us on the Web—You can obtain the most recent shareholder financial reports and dividend information at our web site, http://www.dnpselectincome.com.

     We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

Francis E. Jeffries, CFA	Nathan I. Partain, CFA
Chairman of the Board	President and Chief
Executive Officer

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors of
DNP Select Income Fund Inc.:

     We have audited the accompanying statement of assets and liabilities of DNP Select Income Fund Inc. (the “Fund”), including the schedule of investments, as of December 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 5, 2002.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DNP Select Income Fund Inc. at December 31, 2005, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 15, 2006

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
December 31, 2005

COMMON STOCKS—98.3%

		Market
		Value
Shares	Description	(Note 1)

	 ELECTRIC—65.4%
982,300	Ameren Corp.	$50,333,052
860,245	Cinergy Corp.	36,526,003
1,125,000	Consolidated Edison Inc.	52,121,250
1,013,650	Dominion Resources Inc.	78,253,780
977,193	DTE Energy Co.	42,204,966
1,100,000	Energy East Corp.	25,080,000
1,464,000	Exelon Corp.	77,796,960
1,535,000	FirstEnergy Corp.	75,199,650
1,735,000	FPL Group Inc.	72,106,600
800,000	Great Plains Energy Inc.	22,368,000
1,080,000	Iberdrola S.A. (Spain)	29,414,672
188,673	National Grid PLC ADR	9,186,488
675,714	National Grid PLC (United Kingdom)	6,594,782
2,000,000	NiSource Inc.	41,720,000
565,300	Northeast Utilities Inc.	11,130,757
2,237,200	NSTAR	64,207,640
1,000,000	OGE Energy Corp.	26,790,000
1,350,000	PG&E Corp.	50,112,000
1,200,000	PPL Corp.	35,280,000
1,500,000	Pinnacle West Capital Corp.	62,025,000
1,375,000	Progress Energy Inc.	60,390,000
1,000,000	Puget Energy, Inc.	20,420,000
600,000	SCANA Corp.	23,628,000
1,000,000	Scottish & Southern Energy ADR	17,407,700
850,000	Scottish & Southern Energy PLC (United Kingdom)	14,796,668
409,500	Sempra Energy	18,361,980
2,000,000	Southern Co.	69,060,000
293,702	TXU Corp.	14,740,903
1,500,000	Vectren Corp.	40,740,000
581,000	WPS Resources Corp.	32,135,110
3,499,304	Xcel Energy Inc.	64,597,152

		1,244,729,113

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

		Market
		Value
Shares	Description	(Note 1)

	 GAS—6.9%
1,076,000	AGL Resources Inc.	$37,455,560
1,000,000	Atmos Energy Corp.	26,160,000
1,043,055	Keyspan Corp.	37,226,633
1,000,000	WGL Holdings Inc.	30,060,000

		130,902,193

	 TELECOMMUNICATION—14.1%
1,402,230	AT&T Inc.	34,340,613
177,100	Alltel Corp.	11,175,010
1,600,000	BCE Inc.	38,320,000
475,000	Belgacom S.A.	15,435,885
565,000	BT Group PLC ADR	21,684,700
1,006,500	BellSouth Corp.	27,276,150
1,350,000	Chunghwa Telecom Co. Ltd.	24,772,500
2,500,000	Citizens Communications Co.	30,575,000
856,250	Telecom Corp of New Zealand Ltd. ADR	27,982,250
1,244,492	Verizon Communications Inc.	37,484,099

		269,046,207

	 NON-UTILITY—11.9%
109,938	AMB Property Corp.	5,405,651
70,294	Alexandria Real Estate Equities Inc.	5,658,667
193,367	Archstone Smith Trust	8,100,143
65,823	AvalonBay Communities Inc.	5,874,703
122,218	Boston Properties Inc.	9,060,020
69,863	Camden Property Trust	4,046,465
159,970	CenterPoint Properties Trust	7,915,316
213,251	Corporate Office Properties Trust	7,578,940
194,689	Developers Diversified Realty Corp.	9,154,277
89,481	Digital Realty Trust Inc.	2,024,955
222,680	Equity Residential	8,711,242
70,954	Essex Property Trust Inc.	6,541,959

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

		Market
		Value
Shares	Description	(Note 1)

211,041	Extra Space Storage Inc.	$3,250,031
275,942	General Growth Properties Inc.	12,966,515
61,318	Hospitality Properties Trust	2,458,852
321,440	Host Marriott Corp.	6,091,288
149,583	Innkeepers USA Trust	2,393,328
80,958	Kilroy Realty Corp.	5,011,300
195,886	Kimco Realty Corp.	6,284,023
103,475	LaSalle Hotel Properties	3,799,602
137,026	The Macerich Co.	9,199,926
80,637	Pan Pacific Retail Properties Inc.	5,393,809
275,382	ProLogis	12,865,847
91,078	Public Storage, Inc.	6,167,802
186,480	Reckson Associates Realty Corp.	6,709,550
74,061	Regency Centers Corp.	4,365,896
138,611	SL Green Realty Corp.	10,588,494
224,131	Simon Property Group Inc.	17,175,159
51,485	Starwood Hotels & Resorts Worldwide, Inc.	3,287,832
214,243	Sunstone Hotel Investors Inc.	5,692,437
198,225	United Dominion Realty Trust Inc.	4,646,394
131,000	U-Store-It Trust	2,757,550
138,205	Ventas Inc.	4,425,324
133,459	Vornado Realty Trust	11,139,823

		226,743,120

	Total Common Stocks (Cost—$1,612,442,659)	1,871,420,633

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

PREFERRED STOCKS—10.0%

		Market
		Value
Shares	Description	(Note 1)

	 UTILITY—8.9%
600,000	Entergy Corp. 7 5/8% due 2/17/09	$29,850,000
1,200,000	Great Plains Energy Inc. 8% due 2/16/07	29,868,000
1,070,000	Oneok Inc. 8 1/2% due 2/16/06	34,753,600
220,000	Southern California Edison 6 1/8% Perpetual	22,268,136
172,700	Southern Union Co. 5 3/4% due 8/16/06	12,417,130
500,000	TXU Corp. 8 1/8% due 5/16/06	40,340,000

		169,496,866
	 NON-UTILITY—1.1%
400,000	Federal National Mortgage Association 7% Perpetual	21,900,000

	Total Preferred Stocks (Cost—$168,201,532)	191,396,866

BONDS—30.0%

		Ratings*

			Standard	Market
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)

	 ELECTRIC—9.1%
$18,050,000	Comed Financing II
	8½%, due 1/15/27	Baa3	BBB–	$19,460,644
9,304,000	Commonwealth Edison Co.
	8%, due 5/15/08	Baa1	A–	9,929,880
24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa2	BB+	25,705,392
9,431,000	FPL Group Capital Inc.
	7 5/8%, due 9/15/06	A2	A–	9,604,323
22,500,000	Illinois Power Co.
	7½%, due 6/15/09	Baa2	BBB+	24,051,937
15,825,000	Niagara Mohawk Power Corp.
	8 7/8%, due 5/15/07	Baa1	A–	16,664,279

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

		Ratings*

			Standard	Market
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)

$5,000,000	NSTAR
	8% due 2/15/10	A2	A–	$5,544,545
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	11,878,317
22,750,000	Puget Capital Trust
	8.231%, due 6/01/27	Ba1	BB	22,747,111
12,915,000	Sempra Energy
	7.95%, due 3/01/10	Baa1	BBB+	14,199,397
13,000,000	Southern Co. Capital Trust II
	8.14%, due 2/15/27	Baa1	BBB+	13,870,636

				173,656,461

	 GAS—3.7%
5,000,000	KN Energy Inc.
	7¼%, due 3/01/28	Baa2	BBB	5,613,600
7,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	A3	A	7,789,418
10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	11,405,040
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB	7,450,391
8,850,000	Southern Union Co.
	8¼%, due 11/15/29	Baa3	BBB	10,874,535
10,000,000	TE Products Pipeline Co.
	7.51%, due 1/15/28	Baa3	BBB–	10,673,800
15,500,000	Trans-Canada Pipeline
	9 1/8%, due 4/20/06	A3	BBB+	15,687,193

				69,493,977

	 TELECOMMUNICATION—12.7%
8,301,000	AT&T Wireless Services Inc.
	7.35% due 3/01/06	Baa2	A	8,336,279

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

		Ratings*

			Standard	Market
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)

$15,200,000	AT&T Wireless Services Inc.
	7½%, due 5/01/07	Baa2	A	$15,717,226
5,098,000	BellSouth Capital Funding Corp.
	7¾%, due 2/15/10	A2	A	5,582,677
22,000,000	British Telecom PLC
	8 3/8%, due 12/15/10	Baa1	A–	25,069,638
15,000,000	Centurytel Inc.
	8 3/8%, due 10/15/10	Baa2	BBB+	16,634,445
10,000,000	Centurytel Inc.
	6 7/8%, due 1/15/28	Baa2	BBB+	10,233,450
5,645,000	Comcast Cable Communications Inc.
	8 3/8%, due 5/01/07	Baa2	BBB+	5,888,508
10,000,000	France Telecom SA
	7.20%, due 3/01/06	A3	A–	10,040,510
10,000,000	France Telecom SA
	7¾%, due 3/01/11	A3	A–	11,181,370
17,625,000	GTE Corp.
	7.90%, due 2/01/27	Baa1	A+	18,673,934
5,000,000	GTE North Inc., Series C
	7 5/8%, due 5/15/26	A3	A+	5,170,455
17,000,000	Koninklijke KPN NV
	8%, due 10/01/10	Baa1	A–	18,688,763
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12	Baa2	A–	11,603,930
10,000,000	TCI Communications Inc.
	8¾%, due 8/01/15	Baa2	BBB+	12,137,470
11,500,000	Telefonica Europe BV
	7¾%, due 9/15/10	Baa1	A–	12,605,150
12,295,000	360 Communications Co.
	7.60%, due 4/01/09	A2	A	13,207,449
10,500,000	Verizon Global Funding Corp.
	7¾%, due 12/01/30	A3	A+	12,518,562

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

		Ratings*

			Standard	Market
			and	Value
Par Value	Description	Moody’s	Poor’s	(Note 1)

$20,000,000	Vodaphone Group PLC
	7¾%, due 2/15/10	A2	A+	$21,924,700
5,000,000	Vodaphone Group PLC
	7 7/8%, due 2/15/30	A2	A+	6,260,555

				241,475,071

	 NON-UTILITY—4.5%
# 16,000,000	CIT Group Inc.
	4.43%, due 6/07/06	A2	A	16,017,936
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	A2	A+	11,398,584
10,000,000	EOP Operating LP
	7 3/4%, due 11/15/07	Baa2	BBB	10,479,760
# 25,000,000	Liquid Funding Ltd.
	4.43%, due 4/24/06	Aaa	AAA	25,005,000
# 22,000,000	Whistlejacket Capital LLC
	4.28%, due 3/03/06	Aaa	AAA	22,002,684

				84,903,964

	Total Bonds (Cost—$560,172,682)			569,529,473

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

			Market
Par Value/			Value
Shares		Description	(Note 1)

SHORT-TERM INSTRUMENTS—34.4%

#	$ 766,345	AIM STIC Liquid Assets Portfolio	$766,345
#	9,420,000	Altius I Funding Corp.
		4.35%, due 1/03/06	9,416,585
#	19,000,000	Banc of America Securities LLC Repurchase Agreement,
		4.29%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$19,009,057 and collateralized by $19,380,001 market value of
		corporate bonds and medium term notes having an average coupon
		rate of 6.41% and an original weighted average maturity of 8/01/16	19,000,000
#	50,000,000	Bear Stearns Inc. Master Note
		4.37%, due 1/03/06	50,000,000
#	75,000,000	Credit Suisse First Boston LLC Repurchase Agreement,
		4.30%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$75,035,833 and collateralized by $76,504,802 market value of
		collateralized mortgage obligations (CMOs) and asset backed
		securities (ABS) having an average coupon rate of 6.17% and an
		original weighted average maturity of 5/03/33	75,000,000
#	125,000,000	Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement,
		4.30%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$125,059,722 and collateralized by $127,501,361 market value of
		ABS and CMOs having an average coupon rate of 4.94% and an
		original weighted average maturity of 11/25/36	125,000,000
	35,000,000	GE Capital Corp.
		3.95%, due 1/03/06	34,992,319
#	50,000,000	Goldman Sachs & Co. Repurchase Agreement,
		4.32%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$50,024,000 and collateralized by $51,000,001 market value of
		ABS and CMOs having an average coupon rate of 5.54% and an
		original weighted average maturity of 4/15/34	50,000,000
#	50,000,000	Greenwich Capital Markets Inc. Repurchase Agreement,
		4.33%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$50,024,056 and collateralized by $51,000,869 market value of
		CMOs and municipal bonds having an average coupon rate of
		of 6.65% and an original weighted average maturity of 12/27/28	50,000,000

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2005

			Market
Par Value/			Value
Shares		Description	(Note 1)

#	$ 26,220,000	Harwood Street Funding I LLC
		4.30%, due 1/03/06	$26,210,605
#	49,000,000	Lehman Brothers Inc. Repurchase Agreement,
		4.30%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$49,023,411 and collateralized by $49,979,700 market value of
		ABS and CMOs having an average coupon rate of 5.37% and an
		original weighted average maturity of 6/04/32	49,000,000
#	40,000,000	Merrill Lynch Government Securities Inc. Repurchase Agreement,
		4.32%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$40,019,200 and collateralized by $42,002,317 market value of
		ABS and CMOs having an average coupon rate of 5.79% and an
		original weighted average maturity of 4/24/35	40,000,000
#	47,000,000	Morgan Stanley & Co., Inc. Repurchase Agreement,
		4.30%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$47,022,456 and collateralized by $47,941,226 market value of
		ABS and CMOs having an average coupon rate of 5.31% and an
		original weighted average maturity of 7/12/34	47,000,000
#	50,000,000	Nomura Securities International Inc. Repurchase Agreement,
		4.30%, dated 12/30/05, due 1/03/06, with a repurchase price of
		$50,023,889 and collateralized by $51,000,001 market value of
		mortgage-backed pass-through securities having an average coupon
		rate of 5.48% and an original weighted average maturity of 4/02/21	50,000,000
#	30,000,000	Stanfield Victoria Funding LLC
		4.40%, due 4/10/06	29,633,340

		Total Short-Term Instruments (Amortized Cost—$656,019,194)	656,019,194

		TOTAL INVESTMENTS—172.7% (Cost—$2,996,836,067)	3,288,366,166

		OTHER ASSETS LESS LIABILITIES— (72.7%)	(1,384,159,258)

		NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$1,904,206,908

*	Bond ratings are not covered by the report of independent registered public accounting firm.
#	This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

ASSETS:
Investments at market value (cost $2,996,836,067) including $505,000,000 of repurchase
agreements and $659,052,519 of securities loaned.	$3,288,366,166
Cash	6,917,147
Receivables:
Interest	9,371,483
Dividends	5,257,250
Securities lending income	117,723
Prepaid expenses	69,474

Total Assets	$3,310,099,243

LIABILITIES:
Payable for securities purchased.	996,830
Due to Adviser (Note 2)	3,687,756
Due to Administrator (Note 2)	926,592
Dividends payable on common stock	15,668,494
Interest payable on remarketed preferred stock	1,335,918
Payable for securities lending broker rebates	418,711
Accrued expenses	2,131,432
Commercial paper outstanding (Note 6)	197,255,382
Payable upon return of securities on loan	683,471,220
Remarketed preferred stock ($.001 par value; 100,000,000 shares authorized and
5,000 shares issued and outstanding, liquidation preference $100,000 per share) (Note 5)	500,000,000

Total Liabilities	$1,405,892,335

NET ASSETS	$1,904,206,908

CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and 223,835,635 shares
issued and outstanding) (Note 4)	$223,836
Paid-in surplus (Note 4)	1,893,950,922
Accumulated net realized loss on investments	(248,087,764)
Distributions in excess of net investment income	(33,403,581)
Net unrealized appreciation (depreciation) on investments and foreign currency translation	291,523,495

Net assets applicable to common stock (equivalent to $8.51 per share based on
223,835,635 shares outstanding)	$1,904,206,908

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
STATEMENT OF OPERATIONS
For the year ended December 31, 2005

INVESTMENT INCOME:
Interest	$31,611,313
Dividends (less withholding tax of $1,541,656)	98,881,487
Securities lending income, net	1,257,371

Total investment income	131,750,171

EXPENSES:
Management fees (Note 2)	14,771,365
Remarketed preferred stock interest expense (Note 5)	13,932,718
Commercial paper interest expense (Note 6)	6,661,979
Administrative fees (Note 2)	3,704,273
Transfer agent fees	575,000
Custodian fees	487,500
Remarketing agent fees	1,267,360
Shareholder reports	582,300
Professional fees	527,475
Directors’ fees (Note 2)	387,400
Other expenses	841,876

Total expenses	43,739,246

Net investment income	88,010,925

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	87,747,926
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translation	(58,948,531)

Net realized and unrealized gain	28,799,395

Net increase in net assets applicable to common stock resulting from operations	$116,810,320

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2005	2004

FROM OPERATIONS:
Net investment income	$88,010,925	$100,309,637
Net realized gain	87,747,926	80,322,132
Net change in unrealized appreciation/(depreciation) on investments and
foreign currency translation	(58,948,531)	165,202,888

Net increase in net assets applicable to common stock resulting from
operations	116,810,320	345,834,657

DISTRIBUTIONS TO COMMON STOCKHOLDERS:
From and in excess of net investment income—(Note 4)	(167,196,945)	(175,074,595)
Return of capital—(Note 4)	(7,616,135)	—

Total distributions to common stockholders	(174,813,080)	(175,074,595)

FROM CAPITAL STOCK TRANSACTIONS:
Shares issued to common stockholders from dividend reinvestment of
2,504,518 shares and 2,536,362 shares, respectively	26,772,937	26,390,530

Net increase in net assets derived from capital share transactions	26,772,937	26,390,530

Total increase (decrease)	(31,229,823)	197,150,592

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
Beginning of year	1,935,436,731	1,738,286,139

End of year (including distributions in excess of net investment income
of $33,403,581 and $32,930,964, respectively)	$1,904,206,908	$1,935,436,731

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
STATEMENT OF CASH FLOWS
For the year ended December 31, 2005

INCREASE (DECREASE) IN CASH
Cash flows provided by (used for) operating activities:
Interest received	$32,858,536
Income dividends received	97,509,333
Return of capital on investments	1,214,748
Long-term capital gains dividends received	2,181,614
Securities lending income, net	1,213,690
Expenses paid (excluding interest)	(36,284,650)
Interest paid on commercial paper	(6,045,375)
Purchase of investment securities	(808,951,812)
Proceeds from sale/redemption of investment securities	854,587,206
Amortization of premiums and discounts on debt securities	8,995,144

Net cash provided by operating activities		147,278,434
Cash flows provided by (used for) financing activities
Dividends paid	(176,851,076)
Proceeds from issuance of common stock under dividend
reinvestment plan	26,772,937
Net cash used for commercial paper issuance	(1,105,993)

Net cash used in financing activities		(151,184,132)

Net decrease in cash and cash equivalents		(3,905,698)
Cash and cash equivalents—beginning of year		10,822,845

Cash and cash equivalents—end of year		$6,917,147

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations.		$116,810,320
Change in investments	45,635,394
Net realized gain on investments	(87,747,926)
Return of capital on investments	1,214,748
Long-term capital gains dividends received	2,181,614
Net change in unrealized appreciation (depreciation) on investments	58,948,531
Amortization of premiums and discounts on debt securities	8,995,144
Decrease in interest receivable	1,247,223
Increase in dividends receivable	(1,372,154)
Increase in accrued expenses	1,409,221
Increase in other receivable	(43,681)

Total adjustments		30,468,114

Net cash provided by operating activities		$147,278,434

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.

FINANCIAL HIGHLIGHTS—SELECTED PER SHARE DATA AND RATIOS

     The table below provides information about income and capital changes for a share of common stock outstanding throughout the years indicated:

	For the year ended December 31

	2005	2004	2003	2002	2001

Net asset value:
Beginning of year	$8.75	$7.94	$7.37	$9.18	$10.51

Net investment income(1)(2)	0.41	0.54	0.75	0.79	0.77
Net realized gain (loss) and change in
unrealized appreciation/(depreciation)
on investments	0.14	1.06	0.62	(1.78)	(1.23)
Dividends on preferred stock from net
investment income(1)	—	—	—	(0.04)	(0.08)

Total from investment operations
applicable to common stock	0.55	1.60	1.37	(1.03)	(0.54)
Dividends on common stock from and in
excess of net investment income	(0.75)	(0.79)	(0.80)	(0.78)	(0.79)
Return of capital	(0.04)	—	—	—	—

Total distributions	(0.79)	(0.79)	(0.80)	(0.78)	(0.79)
Net asset value:
End of year	$8.51	$8.75	$7.94	$7.37	$9.18

Per share market value:
End of year	$10.39	$11.92	$10.96	$9.90	$11.06
Ratio of expenses to average net assets
applicable to common stock(1)	2.24%	1.86%	1.89%	1.44%	1.57%
Ratio of net investment income to average
net assets applicable to common
stock(1)(2)	4.51%	5.63%	9.88%	9.63%	8.63%
Total investment return on market value	(6.16%)	17.35%	19.82%	(3.04%)	13.67%
Portfolio turnover rate (2)	27.99%	43.71%	242.69%	197.27%	213.48%
Net assets applicable to common stock,
end of year (000s omitted)	$1,904,206	$1,935,437	$1,738,286	$1,592,970	$1,959,697

(1)	Upon the adoption of FAS 150 in 2003, dividends on preferred stock are included in interest expense and are part of net investment income. Absent this change in accounting, per share net investment income and dividends on preferred stock would have been $.47 and $.06, respectively in 2005, $.58 and $.03, respectively in 2004 and $.78 and $.03, respectively in 2003.

(2)	Beginning in 2004, the Fund reduced its use of short-term trading strategies designed to capture dividend income and made increased use of realized gains to supplement its investment income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from such realized gains will be treated as ordinary income for tax purposes. In addition, the reduced use of short-term trading strategies reduced the Fund’s portfolio turnover rate during 2004 and 2005.

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

(1) SIGNIFICANT ACCOUNTING POLICIES:

     DNP SELECT INCOME FUND INC. (the “Fund”) was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

The following are the significant accounting policies of the Fund:

(a) Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good f aith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

(b) Repurchase agreements are fully collateralized by U.S. Treasury, U.S. Government Agency and other investment grade securities. All collateral is held by an independent third-party custodian bank on behalf of the Fund until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of a default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying collateral securities at market value; however realization and/or retention of the collateral may be subject to legal proceedings.

(c) It is the Fund’s policy to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss. At December 31, 2005, the Fund had tax capital loss carry forwards of $251,042,613 of which $38,794,764 will expire in 2010 and $212,247,849 will expire in 2011. These capital loss carryforwards will be reduced by future realized gains, whether or not distributed (see Note 4). The Fund incurred net losses associated with certain securities in November and December of $147,908 which will be deferred for tax purposes and treated as if they were incurred on January 1, 2006.< /td>

At December 31, 2005, on a tax basis, the Fund had undistributed net investment income of $0 and based on a $3,010,132,491 tax cost of investments, gross unrealized appreciation of $362,153,165 and unrealized depreciation of $83,919,490. The difference between the book basis and tax basis of distributable earnings and cost of investments are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2005

(d) Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for financial reporting purposes. Discounts and premiums are not amortized for tax purposes.

(e) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) MANAGEMENT ARRANGEMENTS:

     The Fund has engaged Duff & Phelps Investment Management Co. (the “Adviser”) to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the “Administrator”) to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and ..50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, “average weekly net assets” is defined as the sum of (i) the aggregate net asset value of the Fund’s common stock (ii) the aggregate liquidation preference of the Fund’s preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $25,000 per year plus $2,000 per board meeting, plus $1,500 per committee meeting attended. Committee Chairmen receive an additional fee of $5,000 per year. The chairman of the board receives an additional fee of $50,000 per year. Total fees paid to directors for the year ended December 31, 2005 were $396,393.

(3) INDEMNIFICATIONS:

     Under the Fund’s organizational documents, its Officers and Directors are indeminified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(4) DIVIDENDS:

     The Fund declares and pays dividends monthly. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions from and in excess of net investment income on the Statements of Changes in Net Assets consists of ordinary income distributions for federal income tax purposes. Ordinary income distributions for federal income tax purposes include distributions from net investment income and distributions derived from realized gains, until the Fund utilizes all of its tax loss carry forwards.

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2005

     The tax character of all Fund distributions to common shareholders in 2004 and 2005 was as follows:

	Ordinary Income	Return of Capital

2004	$175,074,595	$ 0
2005	$167,196,945	$7,616,135

     Due to inherent differences in the recognition and distribution of income and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The reclassifications primarily relate to premium amortization and capital loss carryforwards utilized for current year distributions. These reclassifications have no impact on the net asset value of the Fund. At December 31, 2005 the following reclassifications were recorded:

	Accumulated net realized	Distributions in excess of
Paid-in Surplus	loss on investments	net investment income

$(45,026,020)	$(41,303,518)	$86,329,538

(5) REMARKETED PREFERRED STOCK:

     In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock (“RP”) in five series of 1,000 shares each at a public offering price of $100,000 per share. The underwriting discount and other expenses incurred in connection with the issuance of the RP were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP are cumulative at a rate which was initially established for each series at its offering. Since the initial offering of each series, the dividend rate on each series has been reset every 49 days by a remarketing process. Dividend rates ranged from 2.00% to 3.70% during the year ended December 31, 2005.

     The RP is redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the RP, and the RP is subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain as follows: Series A—November 28, 2012; Series B—November 18, 2015; Series C—November 7, 2018; Series D—December 22, 2021; and Series E—December 11, 2024.

     In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share, except that the holders of the RP, as a class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and the Common Stock. The RP has a liquidation preference of $100,000 per share plus accumulated and unpaid dividends.

(6) COMMERCIAL PAPER:

     The Board of Directors has authorized the Fund to issue up to $200,000,000 of Commercial Paper Notes (the “Notes”) in minimum denominations of $100,000 with maturities up to 270 days. The Notes generally will be sold on a discount basis, but may be sold on an interest-bearing basis. The Notes are not redeemable by the Fund nor are they subject to voluntary prepayment prior to maturity. The aggregate amount of Notes outstanding changes from time to time. The Notes are unsecured, general obligations of the Fund. The Fund has entered into

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2005

a credit agreement to provide liquidity. The Fund is able to request loans under the credit agreement of up to $100,000,000 at any one time, subject to certain restrictions. Interest rates on the Notes ranged from 2.60% to 4.54% during the year ended December 31, 2005. At December 31, 2005 the Fund had Notes outstanding with a par value of $200,000,000 and had received proceeds of $197,255,382.

(7) INVESTMENT TRANSACTIONS:

     For the year ended December 31, 2005 purchases and sales of investment securities (excluding short-term securities) were $734,242,683 and $790,912,215, respectively

     The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At December 31,2005 the Fund had loaned portfolio securities with a market value of $659,052,519 and received $683,471,220 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

(8) SUBSEQUENT EVENT:

     On December 22, 2005, the Fund filed a registration statement with the Securities and Exchange Commission for the registration of one or more additional series of preferred stock having an aggregate liquidation preference of $300,000,000.

Information about Directors and Officers of the Fund—(unaudited)

     Set forth below are the names and certain biographical information about the directors and officers of the Fund. Directors are divided into three classes and are elected to serve staggered three-year terms. All of the directors are elected by the holders of the Fund’s common stock, except for Mr. Genetski and Ms. Lampton, who are elected by the holders of the Fund’s preferred stock. All of the directors of the Fund are classified as independent directors because none of them are “interested persons” of the Fund, as defined in the Investment Company Act of 1940. The term “Fund Complex” refers to the Fund and all other investment companies advised by affiliates of Phoenix Investment Partners, Ltd. (“PXP”).

Independent Directors

		Term of		Number of
		Office and		Portfolios in	Other
	Positions	Length of		Fund Complex	Directorships
Name, Address	Held	Time	Principal Occupation(s)	Overseen by	Held by the
and Age	with Fund	Served	During Past 5 Years	Director	Director

Francis E. Jeffries	Director and	Term	Chairman of the Board of the Fund	28
c/o Duff & Phelps	Chairman	expires	since May 2005 (Vice Chairman
Investment	of the Board	2007;	April 2004-May 2005); Chairman of
Management Co.		Director	the Board of DTF Tax-Free Income
55 East Monroe Street		since	Inc. (“DTF”) since September 1991
Suite 3600		January	and Duff & Phelps Utility and Corporate
Chicago, IL 60603		1987	Bond Trust Inc. (“DUC”) since
Age: 75			November 1992 (President of DTF and
DUC, January 2000-February 2004);
Chairman of the Board of PXP,
November 1995-May 1997; Chairman
and Chief Executive Officer, Duff &
Phelps Corporation, June 1993-November
1995 (President and Chief Executive
Officer, January 1992-June 1993);
Chairman of the Board, Duff & Phelps
Investment Management Co. (“DPIM”)
1988-1993

Stewart E. Conner	Director	Term	Attorney, Wyatt Tarrant & Combs LLP	1
c/o Duff & Phelps		expires	since 1966 (Chairman, Executive
Investment		2007;	Committee 2000-2004, Managing Partner
Management Co.		Director	1988-2000)
55 East Monroe Street		since
Suite 3600		April
Chicago, IL 60603		2004
Age: 64

		Term of		Number of
		Office and		Portfolios in	Other
	Positions	Length of		Fund Complex	Directorships
Name, Address	Held	Time	Principal Occupation(s)	Overseen by	Held by the
and Age	with Fund	Served	During Past 5 Years	Director	Director

Connie K. Duckworth	Director	Term	Founder, Chairman and President,	1	Director,
c/o Duff & Phelps		expires	Arzu, Inc. (nonprofit corporation		Smurfit-Stone
Investment		2008;	created to assist Afghan women		Container
Management Co.		Director	through sale of homemade rugs) since		Corporation
55 East Monroe Street		since	August 2003; Member, Eight Wings		(packaging
Suite 3600		April	Enterprises LLC (investor in early-stage		manufacturer)
Chicago, IL 60603		2002	businesses) 2002-2004; Advisory		and Nuveen
Age 51			Director, Goldman, Sachs & Company,		Investments, Inc.;
			2000-2001 (Managing Director, 1996-		Trustee,
			2000, Partner 1990-1996,		Northwestern
			Chief Operating Officer of Firmwide		Mutual Life
			Diversity Committee 1990-1995)		Insurance
Company;
Director and Vice
Chairman,
Evanston
Northwestern
Health Care
Corporation;
Member, Board
of Overseers,
Wharton School
of the University
of Pennsylvania

Robert J. Genetski	Director	Term	President, Robert Genetski & Associates,	1	Director,
c/o Duff & Phelps		expires	Inc. (economic and financial consulting		Midwest Banc
Investment		2007;	firm) since 1991; Senior Managing		Holdings, Inc.
Management Co.		Director	Director, Chicago Capital, Inc. (financial
55 East Monroe Street		since	services firm) 1995-2001; former Senior
Suite 3600		April	Vice President and Chief Economist,
Chicago, IL 60603		2001	Harris Trust & Savings Bank; author of
Age 63			several books; regular contributor to the
Nikkei Financial Daily

Nancy Lampton	Director	Term	Chairman and Chief Executive Officer,	3	Director,
c/o Duff & Phelps		expires	Hardscuffle Inc. (insurance holding		Constellation
Investment		2006;	company) since January 2000; Chairman		Energy Group,
Management Co.		Director	and Chief Executive Officer, American		Inc. (public
55 East Monroe Street		since	Life and Accident Insurance Company		utility holding
Suite 3600		October	of Kentucky since 1971		company);
Chicago, IL 60603		1994			Advisory Board
Age 63					Member,
Thorium Power,
Inc. (designer of
non-proliferative
fuel for nuclear
energy needs)

		Term of		Number of
		Office and		Portfolios in	Other
	Positions	Length of	Fund Complex	Directorships
Name, Address	Held	Time	Principal Occupation(s)	Overseen by	Held by the
and Age	with Fund	Served	During Past 5 Years	Director	Director

Christian H. Poindexter	Director	Term	Retired Chairman and Chief Executive	1	Director,
c/o Duff & Phelps		expires	Officer, Constellation Energy Group,		Mercantile
Investment		2006;	Inc. (public utility holding company)		Bankshares
Management Co.		Director	(Executive Committee Chairman, July		Corporation
55 East Monroe Street		since	2002-March 2003; Chairman of the		(bank holding
Suite 3600		May	Board, April 1999-July 2002; Chief		company);
Chicago, IL 60603		2003	Executive Officer, April 1999-October		Director, The
Age: 67			2001; President, April 1999-October		Baltimore Life
			2000); Chairman, Baltimore Gas and		Insurance
			Electric Company, January 1993-July		Company;
			2002 (Chief Executive Officer, January		Member, Finance
			1993-July 2000; President, March 1998-		and Investment
			October 2000; Director, 1988-2003)		Committee,
National Executive
Board, Boy Scouts
of America;
Chairman,
Investment
Committee, U.S.
Naval Academy
Foundation

Carl F. Pollard	Director	Term	Owner, Hermitage Farm L.L.C.	1	Chairman of the
c/o Duff & Phelps		expires	(thoroughbred breeding) since January		Board and
Investment		2008;	1995; Chairman, Columbia Healthcare		Director,
Management Co.		Director	Corporation 1993-1994; Chairman and		Churchill Downs
55 East Monroe Street		since	Chief Executive Officer, Galen Health		Incorporated
Suite 3600		April	Care, Inc. March-August 1993;
Chicago, IL 60603		2002	President and Chief Operating Officer,
Age 67			Humana Inc. 1991-1993 (previously
Senior Executive Vice President,
Executive Vice President and Chief
Financial Officer)

David J. Vitale	Director	Term	Chief Administrative Officer, Chicago	3	Director, UAL
c/o Duff & Phelps		expires	Public Schools since April 2003; Private		Corporation
Investment		2006;	investor November 2002-April 2003;		(airline holding
Management Co.		Director	President and Chief Executive Officer,		company), ISO
55 East Monroe Street		since	Board of Trade of the City of Chicago,		New England
Suite 3600		April	Inc. March 2001-November 2002; Retired		Inc. (not for
Chicago, IL 60603		2000	executive 1999-2001; Vice Chairman		profit independent
Age 59			and Director, Bank One Corporation,		system operator
			1998-1999; Vice Chairman and Director,		of New England’s
			First Chicago NBD Corporation, and		electricity supply),
			President, The First National Bank of		Ariel Capital
			Chicago, 1995-1998; Vice Chairman,		Management,
			First Chicago Corporation and The First		LLC, Ark
			National Bank of Chicago, 1993-1998		Investment Corp.
			(Director, 1992-1998; Executive Vice		and Wheels, Inc.
			President, 1986-1993)		(automobile fleet
management)

     Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-2 filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, http://www.sec.gov. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who so requests by calling the Administrator at (888) 878-7845 (toll-free).

Officers

     The officers of the Fund are elected at the annual meeting of the board of directors of the Fund. The officers receive no compensation from the Fund, but are also officers of DPIM or PXP and receive compensation in such capacities.

Position(s) Held with
Name, (Age)	Fund and Length of	Principal Occupation(s)
and Address	Time Served	During Past 5 Years

Nathan I. Partain	President and Chief Executive	President and Chief Investment Officer of DPIM
Duff & Phelps Investment	Officer since February 2001;	since April 2005 (Executive Vice President 1997-
Management Co.	Chief Investment Officer since	2005); President, Chief Executive Officer and Chief
55 East Monroe Street	January 1998; Executive Vice	Investment Officer of DTF and DUC since February
Suite 3600	President, April 1998-February	2004; Director of Utility Research, Duff & Phelps
Chicago, IL 60603	2001; Senior Vice President	Investment Research Co., 1989-1996 (Director of
Age: 49	January 1997-April 1998	Equity Research, 1993-1996 and Director of Fixed
Income Research, 1993); Director, Otter Tail
Corporation (1993- present)

T. Brooks Beittel	Secretary and Senior Vice	Senior Vice President of DPIM since 1993 (Vice
Duff & Phelps Investment	President since January 1995;	President 1987-1993); Secretary of DUC and DTF
Management Co.	Treasurer, January 1995-	since May 2005
55 East Monroe Street	September 2002
Suite 3600
Chicago, IL 60603
Age: 55

Joseph C. Curry, Jr.	Treasurer since September 2002;	Senior Vice President, J.J.B. Hilliard, W.L. Lyons, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.	Vice President since April 1988	since 1994 (Vice President 1982-1994); Vice
Hilliard Lyons Center		President, Hilliard Lyons Trust Company; President,
Louisville, KY 40202		Hilliard-Lyons Government Fund, Inc.; Vice President
Age: 61		and Assistant Treasurer, Senbanc Fund

Joyce B. Riegel	Chief Compliance Officer since	Senior Vice President and Chief Compliance Officer
Duff & Phelps Investment	February 2004	of DPIM since 2004; Vice President and Compliance
Management Co.		Officer of DPIM 2002-2004, Chief Compliance
55 East Monroe Street		Officer of DTF and DUC since 2003. Vice President
Suite 3600		and Chief Compliance Officer, Stein Roe Investment
Chicago, IL 60603		Counsel LLC 2001-2002, Vice President and
Age: 51		Compliance Officer, Stein Roe & Farnham
Incorporated 1996-2000

Position(s) Held with
Name, (Age)	Fund and Length of	Principal Occupation(s)
and Address	Time Served	During Past 5 Years

Michael Schatt	Senior Vice President since	Senior Vice President of DPIM since January 1997;
Duff & Phelps Investment	April 1998 (Vice President,	Managing Director of PXP 1994-1996
Management Co.	January 1997-April 1998)
55 East Monroe Street
Suite 3600
Chicago, IL 60603
Age: 55

Dianna P. Wengler	Assistant Vice President since	Vice President, J.J.B. Hilliard, W.L. Lyons, Inc. since
J.J.B. Hilliard, W.L. Lyons, Inc.	April 2004; Assistant Secretary	1990; Vice President, Hilliard-Lyons Government
Hilliard Lyons Center	since April 1988	Fund, Inc.
Louisville, KY 40202
Age: 45

Information about Proxy Voting by the Fund—(unaudited)

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site at http://www.dnpselectincome.com or on the SEC’s web site at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site at http://www.dnpselectincome.com or the SEC’s web site at http://www.sec.gov.

Information about the Fund’s Portfolio Holdings—(unaudited)

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available on the Fund’s web site at http://www.dnpselectincome.com.

CEO and CFO Certifications—(unaudited)

     In 2005, the Fund’s chief executive officer (“CEO”) provided to the New York Stock Exchange the annual CEO certification regarding the Fund’s compliance with the New York Stock Exchange’s corporate governance listing standards. In addition, the Fund’s CEO and the Fund’s chief financial officer (“CFO”) filed with the SEC all required certifications regarding the quality of the Fund’s public disclosures in its reports filed with the SEC during 2005.

Board of Directors	DNP Select
Income Fund Inc.
STEWART E. CONNER

CONNIE K. DUCKWORTH	Common stock listed on the New York
Stock Exchange under the Symbol DNP
ROBERT J. GENETSKI

FRANCIS E. JEFFRIES	55 East Monroe Street
Chairman	Chicago, Illinois 60603
(312) 368-5510
NANCY LAMPTON

CHRISTIAN H. POINDEXTER	Shareholder inquiries please contact

CARL F. POLLARD	Transfer Agent
Dividend Disbursing
DAVID J. VITALE	Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps Investment
Management Co.
Officers	55 East Monroe Street
Chicago, Illinois 60603
NATHAN I. PARTAIN, CFA
President, Chief Executive Officer	Administrator
and Chief Investment Officer
J.J.B. Hilliard, W.L. Lyons, Inc.
JOYCE B. RIEGEL	Hilliard Lyons Center
Chief Compliance officer	Louisville, Kentucky 40202
(888) 878-7845
T. BROOKS BEITTEL, CFA
Senior Vice President and Secretary	Legal Counsel

MICHAEL SCHATT	Mayer, Brown, Rowe & Maw LLP
Senior Vice President	71 South Wacker Drive
Chicago, Illinois 60606
JOSEPH C. CURRY, JR.
Vice President and Treasurer	Independent Registered Public Accounting Firm

DIANNA P. WENGLER	Ernst & Young LLP
Assistant Vice President and	233 South Wacker Drive
Assistant Secretary	Chicago, Illinois 60606

ITEM 2.	CODE OF ETHICS.

          As of the end of the period covered by this report, the registrant has adopted a Code of Business Conduct and Ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant’s principal financial officer also performs the functions of principal accounting officer.

          The text of the registrant’s Code of Business Conduct and Ethics is posted on the registrant’s web site at http://www.dnpselectincome.com. In the event that the registrant makes any amendment to or grants any waiver from the provisions of its Code of Business Conduct and Ethics, the registrant intends to disclose such amendment or waiver on its web site within five business days.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that two members of its audit committee, Christian H. Poindexter and Carl F. Pollard, are audit committee financial experts and that each of them is “independent” for purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is incorporated by reference from the section captioned “Audit and Non-Audit Fees” in the registrant’s definitive proxy statement filed within 120 days after the end of the fiscal year covered by this report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (the “Exchange Act”). The members of the committee are Connie K. Duckworth, Robert J. Genetski, Christian H. Poindexter and Carl F. Pollard.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

PROXY VOTING POLICIES AND PROCEDURES
Adopted May 13, 2003

I.	Definitions. As used in these Policies and Procedures, the following terms shall have the meanings ascribed below:

	A.	“Adviser” refers to Duff & Phelps Investment Management Co. (“DPIM”).

	B.	“corporate governance matters” refers to changes involving the corporate ownership or structure of an issuer whose securities are within a portfolio holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.

	C.	“Delegate” refers to the Adviser, any proxy committee to which the Adviser delegates its responsibilities hereunder and any qualified, independent organization engaged by the Adviser to vote proxies on behalf of the Fund.

	D.	“executive compensation matters” refers to stock option plans and other executive compensation issues.

	E.	“Fund” refers to DNP Select Income Fund Inc.

	F.	“portfolio holding” refers to any company or entity whose securities are held within the investment portfolio of the Fund as of the date a proxy is solicited.

	G.	“proxy contests” refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

	H.	“social issues” refers to social, political and environmental issues.

	I.	“takeover” refers to “hostile” or “friendly” efforts to effect radical change in the voting control of the board of directors of a company.

II.	General policy. It is the intention of the Fund to exercise stock ownership rights in portfolio holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interests in voting proxies and address any such conflict of interest in accordance with these Policies and Procedures.

III.	Factors to consider when voting.

	A.	The Delegate may abstain from voting when it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

	B.	In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debt levels.

	C.	In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

	D.	In analyzing contested elections for director, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

	E.	In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer’s state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or “conditioned” proxy proposals.

	F.	In analyzing executive compensation matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

	G.	The Delegate shall generally vote against shareholder proposals on social issues, except where the Delegate determines that a different position would be in the clear economic interests of the Fund and its shareholders.

IV.	Responsibilities of Delegates.

	A.	In voting proxies on behalf of the Fund, each Delegate shall have a duty of care to safeguard the best interests of the Fund and its shareholders and to act in accordance with these Policies and Procedures.

	B.	The Adviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser and may engage one or more qualified, independent organizations to vote proxies on behalf of the Fund. The Adviser shall be responsible for the ensuring that any such Delegate is informed of and complies with these Policies and Procedures.

	C.	No Delegate shall accept direction or inappropriate influence from any other client or third party, or from any director, officer or employee of any affiliated company, and shall not cast any vote inconsistent with these Policies and Procedures without obtaining the prior approval of the Board of Directors of the Fund or its duly authorized representative.

V.	Conflicts of interest

	A.	The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for portfolio holdings between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other hand. The Board of Directors may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

	B.	While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Directors or its duly authorized representative may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to portfolio holdings: (i) vote pursuant to the recommendation of the proposing Delegate; (ii) abstain from voting; or (iii) rely on the recommendations of an established, independent third party with qualifications to vote proxies, such as Institutional Shareholder Services.

	C.	The Adviser shall promptly notify the Board of Directors of the Fund promptly after becoming aware that any actual or potential conflict of interest exists and shall seek the Board of Directors’ recommendations for protecting the best interests of Fund’s shareholders. The Adviser shall not waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Directors or its duly authorized representative.

VI.	Miscellaneous.

	A.	A copy of the current Proxy Voting Policies and Procedures and the voting records for the Fund, reconciling proxies with portfolio holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.

	B.	In the event that a determination, authorization or waiver under these Policies and Procedures is requested at a time other than a regularly scheduled meeting of the Board of Directors, the Chairman of the Audit Committee shall be the duly authorized representative of the Board of Directors with the authority and responsibility to interpret and apply these Policies and Procedures and shall provide a report of his or her determinations at the next following meeting of the Board of Directors.

	C.	The Adviser shall present a report of any material deviations from this Statement of Policy at every regularly scheduled meeting of the Board of Directors and shall provide such other reports as the Board of Directors may request from time to time. The Adviser shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to this Statement of Policy at such times and in such format or medium as the Fund shall reasonably request. The Adviser shall be solely responsible for complying with the disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rule 206(4)-6 under the Investment Advisers Act of 1940.

The Adviser shall gather, collate and present information relating to the its proxy voting activities of those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended.

	D.	The Adviser shall pay all costs associated with proxy voting for portfolio holdings pursuant to these Policies and Procedures and assisting the Fund in providing public notice of the manner in which such proxies were voted.

	E.	In performing its duties hereunder, any Delegate may engage the services of a research and/or voting adviser, the cost of which shall be borne by such Delegate.

	F.	These Policies and Procedures shall be presented to the Board of Directors annually for their amendment and/or approval.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund’s Portfolio Managers

     A team of investment professionals employed by Duff & Phelps Investment Management Co., the Fund’s investment adviser (the “Adviser”), is responsible for the day-to-day management of the Fund’s portfolio. The members of that investment team and their respective areas of responsibility and expertise, as of March 2, 2006, are as follows:

     Nathan I. Partain, CFA, has led the Fund’s portfolio management team since 1998 and has served on the Fund’s portfolio management team since 1996. He has been President, Chief Executive Officer and Chief Investment Officer of the Fund since February 2001 (Executive Vice President and Chief Investment Officer from 1998 to 2001). Mr. Partain has been President and Chief Investment Officer of the Adviser since April 2005 (Executive Vice President from 1997 to 2005), President and Chief Executive Officer of DTF Tax-Free Income Inc. (“DTF”) and Duff & Phelps Utility and Corporate Bond Trust Inc. (“DUC”), two other closed-end utilities oriented funds, since February 2004, and lead portfolio manager of Phoenix Global Utilities Fund (“PGU”), an open-end utilities oriented fund, since October 2004. He joined the Duff & Phelps organization in 1987 and has served since then in positions of increasing responsibility. He is also a director of Otter Tail Corporation (since 1993).

     T. Brooks Beittel, CFA, has served on the Fund’s portfolio management team and has been Secretary and a Senior Vice President of the Fund since January 1995 (Treasurer from January 1995 to September 2002). He has been Senior Vice President of the Adviser since 1993 (Vice President 1987-1993) and Secretary of DTF and DUC since May 2005. He is also a member of the portfolio management teams of DUC and PGU. Mr. Beittel concentrates his research on fixed-income securities. He joined the Duff & Phelps organization in 1987 and has served since then in positions of increasing responsibility.

     Michael Schatt has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Fund since April 1998 (Vice President from January 1997 to April 1998). Mr. Schatt has been a Senior Vice President of the Adviser since January 1997 and was a Managing Director of Phoenix Investment Partners from 1994 to 1996. Mr. Schatt concentrates his research on REIT securities and is the senior portfolio manager for all REIT products managed by the Adviser. These products include the Phoenix Real Estate Securities Fund, the Phoenix Real Estate Securities Series sub-account of the Phoenix Edge Series annuity products, Duff & Phelps Real Estate Securities Trust and various separate accounts. Before joining the Duff & Phelps organization in 1994, Mr. Schatt spent four years as a director of the Real Estate Advisory Practice for Coopers & Lybrand, LLC, advising foreign pension funds on the acquisition and disposition of U.S. real estate assets and assisting clients in evaluating public real estate investments as an alternative to private real estate investments. Prior to joining Coopers & Lybrand, he had 10 years’ experience in real estate finance.

     Deborah A. Jansen, CFA, has served on the Fund’s portfolio management team and has been a Senior Vice President of the Adviser since January 2001. She is also a member of the portfolio management team of PGU. Ms. Jansen concentrates her research on the global electric and natural gas industries. Prior to joining the Adviser in 2001, Ms. Jansen was a Senior Vice President, Principal and Equity Portfolio Manager at Stein Roe and Farnham, Inc. from 1996 to 2000.

     Connie M. Luecke, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since January 1998 (Managing Director from 1996 to 1998). She is also a member of the portfolio management team of PGU. Ms. Luecke concentrates her research on the global telecommunications industries. She joined the Duff & Phelps organization in 1992 and has served since then in positions of increasing responsibility.

     Daniel J. Petrisko, CFA, has served on the Fund’s portfolio management team since 2004 and has been a Senior Vice President of the Adviser since 1997 (Vice President from 1995 to 1997). He has been Chief Investment Officer of DUC since February 2004 (Portfolio Manager from 2002 to 2004, Vice President since 2000). He joined the Duff & Phelps organization in 1995 and has served since then in positions of increasing responsibility.

     Randle L. Smith, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since January 1998 (Managing Director from 1996 to 1998). He is also a member of the portfolio management team of PGU. Mr. Smith concentrates his research on the global electric and natural gas industries. He joined the Duff & Phelps organization in 1990 and has served since then in positions of increasing responsibility.

Other Accounts Managed by the Fund’s Portfolio Managers

     The following table provides information as of December 31, 2005 regarding the other accounts besides the Fund that are managed by the portfolio managers of the Fund. As noted in the table, portfolio managers of the Fund may also manage or be members of management teams for other mutual funds within the same fund complex or other similar accounts. For purposes of this disclosure, the term “fund complex” includes the Fund and all other investment companies advised by affiliates of Phoenix Investment Partners, Ltd. (“PXP”), the Adviser’s parent company. As of December 31, 2005, the Fund’s portfolio managers did not manage any accounts with respect to which the advisory fee is based on the performance of the account, nor do they manage any hedge funds.

	Registered Investment		Other Pooled Investment
	Companies (1)		Vehicles (2)		Other Accounts (3)

Name of	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)

Nathan I. Partain	1	$14.7	0	—	0	—
T. Brooks Beittel	2	$495.6	0	—	0	—
Michael Schatt	2	$1,012.6	1	$24.7	10	$234.3

Deborah A. Jansen	1	$14.7	0	—	0	—
Connie M. Luecke	1	$14.7	0	—	0	—
Daniel J. Petrisko	1	$480.9	0	—	8	$1,460.5
Randle L. Smith	1	$14.7	0	—	0	—

(1)	Registered Investment Companies include all open and closed-end mutual funds. For Registered Investment Companies, assets represent net assets of all open-end investment companies and gross assets of all closed- end investment companies.

(2)	Other Pooled Investment Vehicles include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act of 1940, such as private placements and hedge funds.

(3)	Other Accounts include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds and collateralized bond obligations.

     There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of the Fund’s investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Adviser may have in place that could benefit the Fund and/or such other accounts. The Adviser has adopted policies and procedures designed to address any such conflicts of interest to ensure that all management time, resources and investment opportunities are allocated equitably. There have been no material compliance issues with respect to any of these policies and procedures during the Fund’s most recent fiscal year.

Compensation of the Fund’s Portfolio Managers

     The following is a description of the compensation structure, as of December 31, 2005, of the Fund’s portfolio managers. The Fund’s portfolio managers receive a competitive base salary, an incentive bonus opportunity and a benefits package.

     Each portfolio manager is paid a fixed base salary, which is determined by PXP and is designed to be competitive in light of the individual’s experience and responsibilities. The management of PXP uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

     The incentive bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of contribution to the team effort. Their incentive bonus also reflects a performance component. The performance component is based in part on achieving and/or exceeding income targets underlying the Fund’ s ability to pay common stock dividends, and in part on performance relative to a composite of the Standard & Poor’ s Utilities Index and the Lehman Brothers Utility Bond Index reflecting the stock and bond ratio of the Fund. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to the Fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

     Incentive bonus compensation of the Fund’s portfolio managers is currently comprised of two components: 75% of the incentive bonus is based on the pre-tax performance of the Fund, as measured by earnings per share and total return over a one-year period, and 25% of the incentive bonus is based in the overall pre-tax profitability and investment return of The Phoenix Companies, Inc. (“ PNX” ), the ultimate parent of PXP and the Adviser, over a one-year period. For the year 2005, the Fund’s portfolio managers have been guaranteed that they will receive no less than 80% of the incentive bonus available under the above formula. The portfolio managers’ incentive bonus compensation is not based on the value of assets held in the Fund’s portfolio, except to the extent that the level of assets in the Fund’s portfolio affects the advisory fee received by the Adviser, and thus indirectly the profitability of PNX.

     Finally, portfolio managers may also receive PNX stock options and/or be granted PNX restricted stock at the direction of the PNX board of directors. To date no portfolio manager of the Fund has received awards under the PNX restricted stock units long-term incentive plan.

     Highly compensated individuals are eligible to participate in a long-term incentive plan to defer their compensation and realize tax benefits. Compensation under the long-term incentive plan is payable in restricted stock units of PNX, which vest over three years.

     Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including broad-based retirement, 401(k), health and other employee benefit plans.

Equity Ownership of Portfolio Managers

     The following table sets forth the dollar range of equity securities in the Fund beneficially owned, as of December 31, 2005, by each of the portfolio managers identified above.

Dollar Range of
Name of Portfolio Manager	Equity Securities in the Fund

T. Brooks Beittel	None
Deborah A. Jansen	None
Connie M. Luecke	$1-$10,000
Nathan I. Partain	$100,000-$500,000
Daniel J. Petrisko	None
Michael Schatt	$10,001-$50,000
Randle L. Smith	None

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, no purchases were made by or on behalf of the registrant or any “affiliated purchaser” (as defined in Rule 10b-18(a)(3) under the Exchange Act) of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (i.e., in the registrant’s Proxy Statement dated March 1, 2005) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

          (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	March 2, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	March 2, 2006

By (Signature and Title)*	/s/ JOSEPH C. CURRY, JR.

Joseph C. Curry
Vice President and Treasurer (principal financial officer)

Date	March 2, 2006

* Print the name and title of each signing officer under his or her signature.